Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Loss (Detail) - Foreign Currency Translation Adjustment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (59,893)	$ (42,331)	$ (47,710)
Current period other comprehensive income (loss)	9,588	(17,562)	5,379
Ending balance	$ (50,305)	$ (59,893)	$ (42,331)